Intangible asset - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Cost
Beginning Balance	$ 15,009
Ending Balance	12,496	$ 15,009
Accumulated amortization
Disposal	(7,612)
Net carrying amounts
Intangible assets	12,496	15,009
Cost
Cost
Beginning Balance	39,945	37,113
Additions		2,832
Disposal	(7,612)
Ending Balance	32,333	39,945
Net carrying amounts
Intangible assets	32,333	39,945
Cost | Commercialization rights- Trogarzo® North America
Cost
Beginning Balance	14,804	11,972
Additions		2,832
Ending Balance	14,804	14,804
Net carrying amounts
Intangible assets	14,804	14,804
Cost | Commercialization rights- Trogarzo® European Territory
Cost
Beginning Balance	7,612	7,612
Additions		0
Disposal	(7,612)
Ending Balance		7,612
Net carrying amounts
Intangible assets		7,612
Cost | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	14,041	14,041
Additions		0
Ending Balance	14,041	14,041
Net carrying amounts
Intangible assets	14,041	14,041
Cost | Oncology Platform
Cost
Beginning Balance	3,488	3,488
Additions		0
Ending Balance	3,488	3,488
Net carrying amounts
Intangible assets	3,488	3,488
Accumulated amortization
Accumulated amortization
Beginning balance	24,936	15,725
Amortization	2,513	9,211
Ending Balance	19,837	24,936
Accumulated amortization | Commercialization rights- Trogarzo® North America
Accumulated amortization
Beginning balance	4,354	3,267
Amortization	1,442	1,087
Ending Balance	5,796	4,354
Accumulated amortization | Commercialization rights- Trogarzo® European Territory
Accumulated amortization
Beginning balance	7,612	999
Amortization		6,613
Disposal	(7,612)
Ending Balance		7,612
Accumulated amortization | Commercialization rights – EGRIFTA SV®
Accumulated amortization
Beginning balance	12,970	11,459
Amortization	1,071	1,511
Ending Balance	14,041	12,970
Net Carrying Amount [Member]
Cost
Beginning Balance	15,009
Ending Balance	12,496	15,009
Net carrying amounts
Intangible assets	12,496	15,009
Net Carrying Amount [Member] | Commercialization rights- Trogarzo® North America
Cost
Beginning Balance	10,450
Ending Balance	9,008	10,450
Net carrying amounts
Intangible assets	9,008	10,450
Net Carrying Amount [Member] | Commercialization rights- Trogarzo® European Territory
Cost
Beginning Balance	0
Ending Balance		0
Net carrying amounts
Intangible assets		0
Net Carrying Amount [Member] | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	1,071
Ending Balance		1,071
Net carrying amounts
Intangible assets		1,071
Net Carrying Amount [Member] | Oncology Platform
Cost
Beginning Balance	3,488
Ending Balance	3,488	3,488
Net carrying amounts
Intangible assets	$ 3,488	$ 3,488